UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21522

          BlackRock S&P Quality Rankings Global Equity Managed Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock S&P Quality Rankings Global Equity Managed Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.3%
	Common Stocks—99.3%
	Australia—5.3%
281,000	CSR Ltd.	$ 729,971
64,700	National Australia Bank Ltd.	1,779,911
126,100	Santos Ltd.	1,111,251
84,400	TABCORP Holdings Ltd.	992,774
33,200	Wesfarmers Ltd.	900,618

	Total Australia	5,514,525

	Austria—0.7%
14,000	Boehler-Uddeholm AG	731,439

	Canada—6.1%
25,500	Bank of Montreal	1,440,952
14,100	Bank of Nova Scotia	567,514
16,000	Enbridge, Inc.	511,655
36,800	Royal Bank of Canada	1,496,778
46,400	Toronto-Dominion Bank	2,367,765

	Total Canada	6,384,664

	Denmark—1.2%
32,400	Danske Bank A/S	1,242,453

	Finland—0.4%
10,700	Stockmann Oyj ABP	400,341

	France—4.5%
19,200	AXA	662,204
11,700	Bouygues	584,223
19,400	M6-Metropole Television	598,227
5,300	Societe Generale	790,762
17,200	Total SA	1,169,971
9,100	Vinci SA	924,716

	Total France	4,730,103

	Germany—1.5%
10,500	BASF AG	846,475
3,800	SAP AG	694,625

	Total Germany	1,541,100

	Hong Kong—1.7%
71,000	Esprit Holdings Ltd.	540,025
22,600	Hang Seng Bank Ltd.	288,819
204,500	Hong Kong Electric Holding	973,784

	Total Hong Kong	1,802,628

	Ireland—0.3%
16,600	Bank of Ireland	292,627

	Italy—1.3%
156,200	Enel SpA	1,378,752

	Japan—4.9%
19,200	Kesko Oyj	797,833
53,000	Mitsui & Co. Ltd.	807,632
12,000	Nitto Denko Corp.	871,909
53,000	Ricoh Co. Ltd.	1,067,905
42,000	Sharp Corp.	709,617
17,300	Toyota Motor Corp.	914,458

	Total Japan	5,169,354

	Netherlands—1.7%
20,800	ABN Amro Holding NV	575,770
104,100	Koninklijke (Royal) KPN NV	1,182,169

	Total Netherlands	1,757,939

	Spain—0.6%
32,600	Indra Sistemas SA	653,799

	Sweden—3.0%
15,300	Hennes & Mauritz AB	567,882
85,000	Ratos AB	1,332,723
27,000	Scania AB	1,211,938

	Total Sweden	3,112,543

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		United Kingdom—12.3%
55,300		Alliance & Leicester PLC	$ 1,081,559
141,100		Barclays PLC	1,655,256
122,800		BP PLC	1,479,573
33,500		Gallaher Group PLC	557,885
40,000		George Wimpey PLC	358,657
64,100		GlaxoSmithKline PLC	1,773,338
61,200		HSBC Holdings PLC	1,110,067
193,500		Rentokil Initial PLC	591,890
46,300		Royal Dutch Shell PLC	1,636,504
69,183		Scottish & Southern Energy PLC	1,563,735
472,500		Vodafone Goup PLC	1,026,061

		Total United Kingdom	12,834,525

		United States—53.8%
24,300		Abbott Laboratories	1,160,811
16,500		Agree Realty Corp. (REIT)	550,440
22,600		Alcoa, Inc.	676,870
55,700		Allied Capital Corp.	1,567,955
29,600		Altria Group, Inc.	2,367,112
17,900		Ameren Corp.	921,850
11,100		American Intl. Group	673,437
60,200		AT&T, Inc.	1,805,398
47,200		Bank of America Corp.	2,432,216
50,400		BellSouth Corp.	1,974,168
12,800		Chevron Corp.	841,984
13,200	[1]	Cisco Systems, Inc.	235,620
11,200		Colonial Properties Trust (REIT)	536,816
5,900		Comerica, Inc.	345,445
17,300		ConAgra Foods, Inc.	371,950
14,100		Consolidated Edison, Inc.	660,867
26,200		Duke Energy Corp.	794,384
18,800		Eli Lilly & Co.	1,067,276
22,600		Emerson Electric Co.	1,783,592
14,400		Equity Residential (REIT)	669,744
35,800		Exxon Mobil Corp.	2,425,092
25,900		First Industrial Realty Trust, Inc. (REIT)	1,043,252
76,100		General Electric Co.	2,487,709
37,600		Health Care, Inc. (REIT)	1,360,744
31,000		Hewlett-Packard Co.	989,210
21,400		Home Depot, Inc.	742,794
12,700		Hospitality Properties Trust (REIT)	553,339
11,500		Intel Corp.	207,000
16,400		Intl. Business Machines Corp.	1,269,524
23,700		Johnson & Johnson	1,482,435
17,300		KeyCorp	638,370
33,800		Kimco Realty Corp. (REIT)	1,326,312
10,800		Liberty Property Trust (REIT)	505,980
27,600		Linear Technology Corp.	892,860
11,400		Maxim Integrated Products, Inc.	334,932
23,000		McDonald’s Corp.	813,970
25,000		Merck & Co., Inc.	1,006,750
25,500		Microchip Technology, Inc.	822,630
79,700		Microsoft Corp.	1,915,191
17,100		Morgan Stanley	1,137,150
47,400		Motorola, Inc.	1,078,824
34,400		Nationwide Health Properties, Inc. (REIT)	815,968
7,900		PepsiCo, Inc.	500,702
56,800		Pfizer, Inc.	1,476,232
9,300		Pitney Bowes, Inc.	384,276
10,700		Progress Energy, Inc.	465,985
8,600		Public Service Enterprise Group, Inc.	579,898
17,300		Reckson Associates Realty Corp. (REIT)	770,369
32,900		Thornburg Mortgage, Inc. (REIT)	842,240
13,800		United Technologies Corp.	858,222
21,900		UST, Inc.	1,107,045
7,900		Vornado Realty Trust (REIT)	825,945
13,800		Wachovia Corp.	740,094
12,100		Wal-Mart Stores, Inc.	538,450
19,360		Washington Federal, Inc.	433,083
19,100		Wells Fargo & Co.	1,381,694

		Total United States	56,192,206

		Total Long-Term Investments (cost $84,696,341)	103,738,998

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	MONEY MARKET FUND—0.5%
518,452	Fidelity Institutional Money Market Prime Portfolio (cost $518,452)	518,452

	Total investments—99.8% (cost $85,214,7932)	$104,257,450
	Other assets in excess of liabilities—0.2%	207,720

	Net Assets—100.0%	$104,465,170

[1]	Non-income producing security.
[2]	Cost for Federal income tax purposes is $85,228,472. The net unrealized appreciation on a tax basis is $19,028,978, consisting of $20,528,785 gross unrealized appreciation and $1,499,807 gross unrealized depreciation.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock S&P Quality Rankings Global Equity Managed Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006